Note 17 - Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2026
Notes Tables
Unrecorded Unconditional Purchase Obligations Disclosure [Table Text Block]
	For the Year Ended June 30
	2025	2026
	US$	US$

Within 1 year	56	7
2 to 5 years	-	4
Total	56	11